Putnam VT Income Fund
The fund's portfolio
3/31/19 (Unaudited)

MORTGAGE-BACKED SECURITIES (37.3%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (16.0%)
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M1, (1 Month US LIBOR + 1.70%), 4.186%, 10/25/27 (Bermuda)	$380,603	$388,976
FRB Ser. 18-2A, Class M1B, (1 Month US LIBOR + 1.35%), 3.836%, 8/25/28 (Bermuda)	452,000	452,678
Eagle RE, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 4.186%, 11/25/28	630,000	635,709
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 15.799%, 4/15/37	179,450	267,254
IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR) + 24.42%), 15.313%, 5/15/35	28,879	39,631
IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 14.69%, 11/15/35	131,877	191,512
IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 12.409%, 3/15/35	227,440	289,804
IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 10.597%, 6/15/34	125,286	143,389
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 7.636%, 11/25/28	586,000	682,528
Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class M3, (1 Month US LIBOR + 4.15%), 6.636%, 1/25/25	1,614,227	1,722,924
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M2, (1 Month US LIBOR + 2.85%), 5.336%, 4/25/28	1,924,845	1,971,403
Ser. 4601, Class PI, IO, 4.50%, 12/15/45	1,353,630	229,278
Ser. 4132, Class IP, IO, 4.50%, 11/15/42	1,005,672	133,855
Ser. 4122, Class TI, IO, 4.50%, 10/15/42	461,084	84,948
Ser. 4018, Class DI, IO, 4.50%, 7/15/41	451,447	54,446
Ser. 3707, Class PI, IO, 4.50%, 7/15/25	175,548	7,276
IFB Ser. 4074, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 4.216%, 2/15/41	1,202,621	166,864
Ser. 4546, Class TI, IO, 4.00%, 12/15/45	1,627,742	264,508
Ser. 4500, Class GI, IO, 4.00%, 8/15/45	1,065,442	195,605
IFB Ser. 3852, Class NT, ((-1 x 1 Month US LIBOR) + 6.00%), 3.516%, 5/15/41	309,057	300,740
Ser. 4165, Class AI, IO, 3.50%, 2/15/43	1,489,836	255,790
Ser. 4663, Class KI, IO, 3.50%, 11/15/42	2,663,292	226,167
Ser. 4182, Class GI, IO, 3.00%, 1/15/43	2,112,307	118,206
Ser. 4141, Class PI, IO, 3.00%, 12/15/42	1,209,179	122,611
Ser. 4158, Class TI, IO, 3.00%, 12/15/42	2,884,627	261,636
Ser. 4176, Class DI, IO, 3.00%, 12/15/42	2,602,050	234,315
Ser. 4183, Class MI, IO, 3.00%, 2/15/42	1,095,302	84,338
Ser. 4206, Class IP, IO, 3.00%, 12/15/41	1,119,995	91,236
Ser. 315, PO, zero %, 9/15/43	2,004,741	1,647,444
Ser. 3835, Class FO, PO, zero %, 4/15/41	936,074	803,882
Ser. 3369, Class BO, PO, zero %, 9/15/37	5,052	4,274
Ser. 3391, PO, zero %, 4/15/37	29,819	25,519
Ser. 3300, PO, zero %, 2/15/37	41,640	35,606
Ser. 3175, Class MO, PO, zero %, 6/15/36	8,198	6,996
Ser. 3210, PO, zero %, 5/15/36	11,795	10,910
Ser. 3326, Class WF, zero %, 10/15/35(WAC)	5,589	4,189
FRB Ser. 3117, Class AF, (1 Month US LIBOR + 0.00%), zero %, 2/15/36	6,868	5,289
Federal National Mortgage Association
IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 24.987%, 7/25/36	109,229	180,937
IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 15.453%, 3/25/36	154,633	235,587
IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 15.086%, 6/25/37	108,098	154,915
IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US LIBOR) + 23.10%), 14.401%, 11/25/35	178,966	229,954
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 12.794%, 8/25/35	96,439	122,054
IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%), 12.417%, 12/25/35	112,610	142,362
IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 10.932%, 11/25/34	27,811	31,691
IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 7.929%, 5/25/40	158,060	180,868
Ser. 17-2, Class KI, IO, 4.00%, 2/25/47	2,144,590	363,915
Ser. 15-3, Class BI, IO, 4.00%, 3/25/44	1,000,310	117,543
Ser. 12-124, Class UI, IO, 4.00%, 11/25/42	3,052,640	526,541
Ser. 12-118, Class PI, IO, 4.00%, 6/25/42	1,059,036	170,535
Ser. 12-62, Class EI, IO, 4.00%, 4/25/41	1,508,943	180,715
Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	1,097,989	129,944
IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 3.915%, 4/25/40	732,050	128,109
IFB Ser. 19-3, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.615%, 2/25/49	5,660,956	863,069
IFB Ser. 18-94, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.615%, 1/25/49	3,260,076	522,633
Ser. 13-18, Class IN, IO, 3.50%, 3/25/43	936,430	115,421
Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	962,393	91,191
Ser. 12-144, Class KI, IO, 3.00%, 11/25/42	3,154,575	264,593
Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	1,359,990	89,392
Ser. 13-67, Class IP, IO, 3.00%, 2/25/42	1,651,695	95,541
Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	801,583	37,618
Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	918,517	42,461
Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	2,295,368	173,702
Ser. 07-64, Class LO, PO, zero %, 7/25/37	9,973	9,070
Ser. 372, Class 1, PO, zero %, 8/25/36	20,266	17,974
Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39	974,211	181,369
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	836,508	178,636
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	92,396	12,045
Ser. 15-35, Class AI, IO, 5.00%, 3/16/45	1,241,354	263,400
Ser. 14-180, IO, 5.00%, 12/20/44	2,545,711	540,964
Ser. 14-76, IO, 5.00%, 5/20/44	730,063	149,958
Ser. 14-25, Class QI, IO, 5.00%, 1/20/44	1,053,107	204,398
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	602,766	130,077
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	26,820	1,771
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	390,077	81,964
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	3,093,129	665,332
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	1,614,444	345,088
Ser. 17-132, Class IA, IO, 4.50%, 9/20/47	1,196,465	230,319
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	396,082	45,177
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	328,689	44,143
Ser. 12-129, IO, 4.50%, 11/16/42	734,757	160,846
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	619,058	121,304
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	615,902	119,547
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	707,644	158,335
Ser. 13-34, Class PI, IO, 4.50%, 8/20/39	959,753	74,947
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	1,676,109	278,653
Ser. 15-94, IO, 4.00%, 7/20/45	301,662	60,302
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	402,586	53,055
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	1,624,308	323,562
Ser. 17-45, Class IM, IO, 4.00%, 10/20/44	1,543,164	189,038
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	1,864,930	341,208
Ser. 14-63, Class PI, IO, 4.00%, 7/20/43	792,790	104,847
Ser. 15-52, Class IE, IO, 4.00%, 1/16/43	840,218	124,225
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	1,282,170	237,066
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	4,198,494	814,760
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41	797,899	115,914
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39	860,011	61,080
Ser. 14-162, Class DI, IO, 4.00%, 11/20/38	519,748	16,073
IFB Ser. 12-149, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 3.712%, 12/20/42	3,189,720	513,960
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.662%, 9/20/43	457,149	73,286
IFB Ser. 11-17, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 3.562%, 2/20/41	1,862,424	283,103
Ser. 16-111, Class IP, IO, 3.50%, 8/20/46	2,669,071	223,134
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	966,628	133,791
Ser. 15-69, Class XI, IO, 3.50%, 5/20/45	1,255,128	126,893
Ser. 16-136, Class YI, IO, 3.50%, 3/20/45	1,882,082	192,913
Ser. 17-6, Class DI, IO, 3.50%, 1/20/44	1,522,642	108,160
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	768,954	116,904
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	911,382	136,170
Ser. 12-136, IO, 3.50%, 11/20/42	1,459,584	254,867
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	1,084,640	192,696
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	2,426,329	211,503
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	1,562,642	170,015
Ser. 15-26, Class AI, IO, 3.50%, 5/20/39	2,072,741	151,517
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29	1,891,432	172,636
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37	720,805	54,997
Ser. 14-46, Class KI, IO, 3.00%, 6/20/36	622,431	34,234
Ser. 17-H08, Class NI, IO, 2.633%, 3/20/67(WAC)	3,905,211	430,354
Ser. 16-H27, Class BI, IO, 2.267%, 12/20/66(WAC)	1,723,727	193,488
Ser. 16-H23, Class NI, IO, 2.233%, 10/20/66(WAC)	6,951,418	773,693
Ser. 17-H18, Class CI, IO, 2.212%, 9/20/67(WAC)	2,748,929	412,339
Ser. 19-H02, Class DI, IO, 2.204%, 11/20/68(WAC)	4,430,457	564,883
Ser. 16-H24, Class JI, IO, 2.175%, 11/20/66(WAC)	1,410,052	170,969
Ser. 17-H12, Class QI, IO, 2.151%, 5/20/67(WAC)	3,386,964	374,730
Ser. 16-H11, Class HI, IO, 2.09%, 1/20/66(WAC)	3,329,663	299,670
Ser. 15-H15, Class JI, IO, 1.978%, 6/20/65(WAC)	1,820,806	173,887
Ser. 16-H06, Class AI, IO, 1.97%, 2/20/66	3,497,946	305,689
FRB Ser. 15-H16, Class XI, IO, 1.934%, 7/20/65(WAC)	1,639,424	164,926
Ser. 15-H25, Class CI, IO, 1.933%, 10/20/65(WAC)	2,397,052	212,379
Ser. 17-H09, Class DI, IO, 1.912%, 3/20/67(WAC)	3,734,548	338,798
Ser. 15-H12, Class AI, IO, 1.869%, 5/20/65(WAC)	2,932,802	242,446
Ser. 16-H02, Class HI, IO, 1.866%, 1/20/66(WAC)	7,545,778	608,190
Ser. 15-H20, Class AI, IO, 1.848%, 8/20/65(WAC)	1,474,507	129,904
Ser. 15-H04, Class AI, IO, 1.833%, 12/20/64(WAC)	3,542,990	287,868
Ser. 15-H10, Class CI, IO, 1.827%, 4/20/65(WAC)	1,742,328	150,900
Ser. 15-H12, Class GI, IO, 1.812%, 5/20/65(WAC)	3,392,413	291,069
Ser. 17-H10, Class MI, IO, 1.801%, 4/20/67(WAC)	3,811,814	363,266
Ser. 15-H13, Class AI, IO, 1.774%, 6/20/65(WAC)	4,314,189	404,455
Ser. 16-H04, Class KI, IO, 1.761%, 2/20/66(WAC)	3,183,527	238,765
Ser. 15-H12, Class EI, IO, 1.715%, 4/20/65(WAC)	3,665,238	292,486
Ser. 15-H09, Class BI, IO, 1.711%, 3/20/65(WAC)	2,162,657	164,005
Ser. 16-H14, IO, 1.693%, 6/20/66(WAC)	4,262,652	277,942
Ser. 15-H01, Class CI, IO, 1.647%, 12/20/64(WAC)	2,616,465	122,461
Ser. 15-H22, Class EI, IO, 1.628%, 8/20/65(WAC)	1,392,760	70,474
Ser. 15-H25, Class AI, IO, 1.627%, 9/20/65(WAC)	3,006,661	231,212
Ser. 15-H17, Class CI, IO, 1.616%, 6/20/65(WAC)	2,741,485	122,813
Ser. 15-H28, Class DI, IO, 1.567%, 8/20/65(WAC)	2,930,619	190,619
Ser. 14-H08, Class CI, IO, 1.506%, 3/20/64(WAC)	3,523,789	161,989
Ser. 17-H14, Class EI, IO, 1.493%, 6/20/67(WAC)	5,016,541	438,947
Ser. 14-H11, Class GI, IO, 1.483%, 6/20/64(WAC)	6,265,018	425,357
Ser. 14-H07, Class BI, IO, 1.48%, 5/20/64(WAC)	5,808,817	442,922
Ser. 10-H19, Class GI, IO, 1.439%, 8/20/60(WAC)	3,965,904	215,674
Ser. 10-151, Class KO, PO, zero %, 6/16/37	102,498	86,727
Ser. 06-36, Class OD, PO, zero %, 7/16/36	2,646	2,213
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 4.086%, 10/25/28 (Bermuda)	247,000	249,084

		37,587,846
Commercial mortgage-backed securities (12.7%)
Banc of America Commercial Mortgage Trust
FRB Ser. 05-1, Class B, 5.507%, 11/10/42(WAC)	430,149	389,018
FRB Ser. 07-1, Class XW, IO, zero %, 1/15/49(WAC)	828,739	695
Banc of America Commercial Mortgage Trust 144A
FRB Ser. 04-4, Class XC, IO, 0.328%, 7/10/42(WAC)	35,438	1
FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51(WAC)	1,570,067	16
Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.445%, 11/10/41(WAC)	641,759	931
FRB Ser. 05-1, Class XW, IO, zero %, 11/10/42(WAC)	8,021,945	80
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.46%, 1/12/45(WAC)	534,000	475,260
FRB Ser. 04-PR3I, Class X1, IO, zero %, 2/11/41(WAC)	9,843	—
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.251%, 3/11/39(WAC)	1,126,719	799,802
FRB Ser. 06-PW14, Class X1, IO, 0.269%, 12/11/38(WAC)	214,120	2,197
CD Commercial Mortgage Trust FRB Ser. 16-CD1, Class XA, IO, 1.422%, 8/10/49(WAC)	2,995,477	249,553
CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4, Class XW, IO, 0.614%, 12/11/49(WAC)	59,735	6
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.757%, 12/15/47(WAC)	131,000	136,202
FRB Ser. 11-C2, Class E, 5.757%, 12/15/47(WAC)	597,000	590,792
Citigroup Commercial Mortgage Trust
FRB Ser. 14-GC19, Class XA, IO, 1.164%, 3/10/47(WAC)	10,110,891	482,734
FRB Ser. 13-GC17, Class XA, IO, 1.047%, 11/10/46(WAC)	3,818,633	155,827
Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8, Class XA, IO, 1.789%, 9/10/45(WAC)	3,414,451	158,806
COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.762%, 5/10/47(WAC)	795,000	821,461
FRB Ser. 14-UBS6, Class C, 4.459%, 12/10/47(WAC)	154,000	153,570
FRB Ser. 14-LC15, Class XA, IO, 1.234%, 4/10/47(WAC)	5,835,242	263,169
FRB Ser. 14-CR19, Class XA, IO, 1.165%, 8/10/47(WAC)	8,965,186	329,781
FRB Ser. 13-CR11, Class XA, IO, 0.953%, 8/10/50(WAC)	8,305,850	304,094
FRB Ser. 15-CR23, Class XA, IO, 0.95%, 5/10/48(WAC)	5,765,367	211,759
FRB Ser. 14-UBS6, Class XA, IO, 0.944%, 12/10/47(WAC)	9,199,978	351,310
COMM Mortgage Trust 144A
FRB Ser. 12-CR1, Class D, 5.321%, 5/15/45(WAC)	215,000	214,630
FRB Ser. 12-LC4, Class XA, IO, 2.107%, 12/10/44(WAC)	4,084,446	195,482
FRB Ser. 06-C8, Class XS, IO, 0.452%, 12/10/46(WAC)	1,330,631	51
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 07-C4, Class C, 5.806%, 9/15/39(WAC)	41,460	41,460
FRB Ser. 07-C2, Class AX, IO, 0.014%, 1/15/49(WAC)	3,434,585	9
CSAIL Commercial Mortgage Trust FRB Ser. 15-C1, Class C, 4.296%, 4/15/50(WAC)	223,000	225,701
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.796%, 4/15/50(WAC)	439,000	396,404
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO, 0.795%, 12/15/49(WAC)	7,628,720	315,294
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.339%, 8/10/44(WAC)	386,000	399,592
GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.004%, 12/10/49(WAC)	10,325,200	7,359
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 4.996%, 1/10/47(WAC)	295,000	300,399
FRB Ser. 13-GC10, Class XA, IO, 1.516%, 2/10/46(WAC)	6,430,251	365,110
FRB Ser. 13-GC12, Class XA, IO, 1.429%, 6/10/46(WAC)	3,863,534	184,584
FRB Ser. 14-GC18, Class XA, IO, 1.029%, 1/10/47(WAC)	5,599,487	226,779
FRB Ser. 14-GC22, Class XA, IO, 0.989%, 6/10/47(WAC)	16,737,688	600,883
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.052%, 8/10/43(WAC)	511,000	516,114
FRB Ser. 12-GC6, Class D, 5.652%, 1/10/45(WAC)	27,000	27,570
FRB Ser. 14-GC24, Class D, 4.53%, 9/10/47(WAC)	575,000	515,651
FRB Ser. 13-GC10, Class E, 4.398%, 2/10/46(WAC)	538,000	443,676
FRB Ser. 11-GC5, Class XA, IO, 1.337%, 8/10/44(WAC)	5,767,719	139,019
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C25, Class XA, IO, 0.936%, 11/15/47(WAC)	3,853,828	137,023
FRB Ser. 14-C22, Class XA, IO, 0.864%, 9/15/47(WAC)	11,235,965	415,012
FRB Ser. 13-C17, Class XA, IO, 0.772%, 1/15/47(WAC)	5,433,679	168,444
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.564%, 8/15/46(WAC)	441,000	373,680
FRB Ser. C14, Class D, 4.564%, 8/15/46(WAC)	915,000	848,004
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	517,000	342,683
JPMorgan Chase Commercial Mortgage Securities Corp. FRB Ser. 12-LC9, Class XA, IO, 1.519%, 12/15/47(WAC)	4,519,285	225,422
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 16-JP2, Class XA, IO, 1.84%, 8/15/49(WAC)	2,509,894	264,317
FRB Ser. 13-LC11, Class XA, IO, 1.269%, 4/15/46(WAC)	4,302,625	193,618
FRB Ser. 13-C16, Class XA, IO, 0.945%, 12/15/46(WAC)	5,147,665	186,751
FRB Ser. 06-LDP8, Class X, IO, 0.285%, 5/15/45(WAC)	542,490	641
FRB Ser. 07-LDPX, Class X, IO, 0.007%, 1/15/49(WAC)	2,960,379	30
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class E, 6.106%, 2/12/51(WAC)	350,000	349,125
FRB Ser. 11-C3, Class F, 5.662%, 2/15/46(WAC)	635,000	629,307
FRB Ser. 12-C6, Class E, 5.157%, 5/15/45(WAC)	588,000	540,196
FRB Ser. 12-C8, Class D, 4.653%, 10/15/45(WAC)	413,000	410,119
FRB Ser. 12-LC9, Class D, 4.383%, 12/15/47(WAC)	127,000	128,428
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	498,000	403,366
FRB Ser. 05-CB12, Class X1, IO, 0.502%, 9/12/37(WAC)	495,632	1,894
FRB Ser. 06-LDP6, Class X1, IO, zero %, 4/15/43(WAC)	504,424	5
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, 0.33%, 2/15/40(WAC)	83,591	14
LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 07-C2, Class XCL, IO, 0.33%, 2/15/40(WAC)	1,811,129	293
FRB Ser. 05-C7, Class XCL, IO, 0.319%, 11/15/40(WAC)	883,451	978
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.128%, 4/20/48(WAC)	435,000	399,408
Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.892%, 8/12/39(WAC)	110,341	6
FRB Ser. 05-MCP1, Class XC, IO, 0.001%, 6/12/43(WAC)	471,266	13
Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 5.893%, 5/15/44(WAC)	5,150	568
FRB Ser. 06-C4, Class X, IO, 5.423%, 7/15/45(WAC)	34,802	864
ML-CFC Commercial Mortgage Trust 144A FRB Ser. 06-4, Class XC, IO, 0.242%, 12/12/49(WAC)	1,069,883	8,370
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C7, Class XA, IO, 1.353%, 2/15/46(WAC)	8,274,307	346,826
FRB Ser. 14-C17, Class XA, IO, 1.189%, 8/15/47(WAC)	4,800,127	210,764
FRB Ser. 15-C25, Class XA, IO, 1.114%, 10/15/48(WAC)	4,592,352	245,840
FRB Ser. 15-C26, Class XA, IO, 1.035%, 10/15/48(WAC)	4,775,922	248,110
FRB Ser. 13-C12, Class XA, IO, 0.616%, 10/15/46(WAC)	11,302,807	260,807
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.365%, 8/15/46(WAC)	319,000	167,475
FRB Ser. 13-C10, Class E, 4.085%, 7/15/46(WAC)	893,000	757,841
Ser. 14-C17, Class E, 3.50%, 8/15/47	290,000	218,521
FRB Ser. 13-C13, Class XB, IO, 0.152%, 11/15/46(WAC)	55,988,000	335,928
Morgan Stanley Capital I Trust
FRB Ser. 16-BNK2, Class XA, IO, 1.09%, 11/15/49(WAC)	3,997,629	274,357
FRB Ser. 16-UB12, Class XA, IO, 0.797%, 12/15/49(WAC)	6,079,622	258,384
Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class F, 5.745%, 1/11/43(WAC)	187,437	187,905
FRB Ser. 11-C3, Class E, 5.155%, 7/15/49(WAC)	252,000	252,766
FRB Ser. 12-C4, Class XA, IO, 2.083%, 3/15/45(WAC)	1,891,188	91,583
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38	859,373	61,961
UBS Commercial Mortgage Trust FRB Ser. 17-C7, Class XA, IO, 1.068%, 12/15/50(WAC)	5,346,838	365,806
UBS Commercial Mortgage Trust 144A FRB Ser. 12-C1, Class XA, IO, 2.065%, 5/10/45(WAC)	3,842,954	192,906
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 4.893%, 5/10/63(WAC)	629,000	438,793
FRB Ser. 12-C2, Class E, 4.893%, 5/10/63(WAC)	816,000	708,696
Ser. 13-C6, Class E, 3.50%, 4/10/46	421,000	321,562
FRB Ser. 12-C2, Class XA, IO, 1.323%, 5/10/63(WAC)	10,399,535	377,726
FRB Ser. 13-C6, Class XA, IO, 1.128%, 4/10/46(WAC)	5,571,562	205,209
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C34, IO, 0.091%, 5/15/46(WAC)	1,151,838	250
FRB Ser. 06-C29, IO, 0.051%, 11/15/48(WAC)	821,503	33
Wells Fargo Commercial Mortgage Trust
FRB Ser. 14-LC16, Class XA, IO, 1.32%, 8/15/50(WAC)	8,810,989	361,251
FRB Ser. 15-LC20, Class XB, IO, 0.474%, 4/15/50(WAC)	13,766,000	368,791
Wells Fargo Commercial Mortgage Trust 144A Ser. 14-LC16, Class D, 3.938%, 8/15/50	247,000	201,924
WF-RBS Commercial Mortgage Trust
FRB Ser. 14-C24, Class XA, IO, 0.87%, 11/15/47(WAC)	6,990,723	249,045
FRB Ser. 14-C22, Class XA, IO, 0.845%, 9/15/57(WAC)	17,439,546	618,214
FRB Ser. 13-C14, Class XA, IO, 0.739%, 6/15/46(WAC)	18,455,296	479,838
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 5.232%, 6/15/44(WAC)	92,000	88,916
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)	402,000	303,984
FRB Ser. 12-C7, Class D, 4.822%, 6/15/45(WAC)	231,000	218,360
Ser. 12-C7, Class F, 4.50%, 6/15/45(WAC)	645,000	442,410
FRB Ser. 13-C15, Class D, 4.472%, 8/15/46(WAC)	919,000	721,580
FRB Ser. 12-C10, Class D, 4.442%, 12/15/45(WAC)	1,274,000	1,132,666
Ser. 13-C12, Class E, 3.50%, 3/15/48	164,000	134,230
FRB Ser. 12-C9, Class XA, IO, 1.882%, 11/15/45(WAC)	4,269,743	249,780
FRB Ser. 11-C5, Class XA, IO, 1.734%, 11/15/44(WAC)	4,139,849	139,182
FRB Ser. 12-C10, Class XA, IO, 1.562%, 12/15/45(WAC)	6,672,502	322,175
FRB Ser. 13-C11, Class XA, IO, 1.207%, 3/15/45(WAC)	6,071,379	229,970
FRB Ser. 12-C9, Class XB, IO, 0.685%, 11/15/45(WAC)	8,807,000	201,680

		30,015,455
Residential mortgage-backed securities (non-agency) (8.6%)
BCAP, LLC Trust 144A FRB Ser. 15-RR5, Class 2A2, 3.402%, 1/26/46(WAC)	1,300,000	1,279,868
Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class M2, (1 Month US LIBOR + 3.35%), 5.836%, 10/25/27 (Bermuda)	1,530,000	1,569,648
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (1 Month US LIBOR + 0.24%), 2.726%, 6/25/36	210,000	194,250
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 04-3A, Class A2, (1 Month US LIBOR + 0.30%), 2.786%, 8/25/35	163,321	161,623
Countrywide Alternative Loan Trust FRB Ser. 07-OA6, Class A1A, (1 Month US LIBOR + 0.14%), 2.626%, 6/25/37	228,229	214,535
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (1 Month US LIBOR + 6.35%), 8.836%, 9/25/28	1,155,080	1,377,912
FRB Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 7.486%, 12/25/28	710,000	804,598
Structured Agency Credit Risk Debt FRN Ser. 13-DN2, Class M2, (1 Month US LIBOR + 4.25%), 6.736%, 11/25/23	282,571	308,522
Structured Agency Credit Risk Debt FRN Ser. 14-DN2, Class M3, (1 Month US LIBOR + 3.60%), 6.086%, 4/25/24	310,000	333,996
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (1 Month US LIBOR + 3.55%), 6.036%, 8/25/29	401,000	431,036
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 4.786%, 9/25/30	200,000	199,596
Structured Agency Credit Risk Debt FRN Ser. 18-DNA1, Class M2, (1 Month US LIBOR + 1.80%), 4.286%, 7/25/30	354,000	346,577
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN Ser. 19-DNA2, Class B1, (1 Month US LIBOR + 4.35%), 6.837%, 3/25/49	90,000	90,045
Structured Agency Credit Risk Debt FRN Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 6.186%, 12/25/30	310,000	305,196
Structured Agency Credit Risk Trust FRN Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 5.136%, 1/25/49	200,000	202,479
Structured Agency Credit Risk Debt FRN Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 4.937%, 3/25/49	1,000,000	1,004,770
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 8.386%, 10/25/28	1,637,053	1,851,243
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 8.036%, 4/25/28	161,216	179,647
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 7.786%, 10/25/28	1,464,000	1,670,189
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 6.736%, 4/25/29	69,000	76,411
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 6.036%, 7/25/29	1,115,000	1,197,412
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 5.286%, 2/25/30	110,000	113,160
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2M2, (1 Month US LIBOR + 2.55%), 5.036%, 12/25/30	570,000	573,808
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2, (1 Month US LIBOR + 2.35%), 4.836%, 1/25/31	395,000	395,903
Federal National Mortgage Association 144A Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 4.936%, 7/25/31	250,000	250,918
FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)	77,731	8
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2, Class A2, 4.25%, 1/25/59	250,000	243,300
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 3.316%, 8/26/47(WAC)	180,000	176,213
NovaStar Mortgage Funding Trust FRB Ser. 04-2, Class M4, (1 Month US LIBOR + 1.80%), 4.286%, 9/25/34	350,886	346,737
Oaktown Re, Ltd. 144A FRB Ser. 18-1A, Class M2, (1 Month US LIBOR + 2.85%), 5.336%, 7/25/28 (Bermuda)	200,000	200,688
Radnor Re, Ltd. 144A FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 2.70%), 5.186%, 3/25/28 (Bermuda)	200,000	204,700
Structured Asset Investment Loan Trust FRB Ser. 04-10, Class A10, (1 Month US LIBOR + 0.90%), 3.386%, 11/25/34	317,959	317,807
Structured Asset Securities Corp. Mortgage Loan Trust FRB Ser. 06-AM1, Class A4, (1 Month US LIBOR + 0.16%), 2.646%, 4/25/36	189,583	189,212
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR1, Class A2B, (1 Month US LIBOR + 0.80%), 3.286%, 1/25/45	149,511	144,663
FRB Ser. 05-AR13, Class A1C4, (1 Month US LIBOR + 0.43%), 2.916%, 10/25/45	2,135,378	2,103,828
FRB Ser. 05-AR17, Class A1B2, (1 Month US LIBOR + 0.41%), 2.896%, 12/25/45	1,195,891	1,148,773
Wells Fargo Mortgage Backed Securities Trust FRB Ser. 05-AR16, Class 6A4, 4.532%, 10/25/35(WAC)	90,696	89,553

		20,298,824

Total mortgage-backed securities (cost $90,043,532)		$87,902,125

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (35.4%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (10.9%)
Government National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 5/20/48 to 6/20/48	$2,479,511	$2,596,408
4.70%, with due dates from 5/20/67 to 8/20/67	323,837	353,253
4.627%, 6/20/67	101,762	110,539
4.508%, 3/20/67	97,433	105,106
4.50%, TBA, 4/1/49	5,000,000	5,191,797
4.50%, with due dates from 5/20/48 to 5/20/48	679,265	719,438
4.00%, TBA, 4/1/49	4,000,000	4,130,000
4.00%, with due dates from 2/20/48 to 5/20/48	1,868,880	1,931,501
3.50%, TBA, 4/1/49	5,000,000	5,107,813
3.50%, with due dates from 2/20/47 to 1/20/48	4,310,219	4,415,348
3.00%, TBA, 4/1/49	1,000,000	1,004,297

		25,665,500
U.S. Government Agency Mortgage Obligations (24.5%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.50%, with due dates from 7/1/44 to 3/1/45	776,004	821,200
4.00%, 9/1/45	1,190,414	1,236,566
3.50%, with due dates from 8/1/43 to 2/1/47	5,310,453	5,428,891
3.00%, with due dates from 3/1/43 to 6/1/46	1,312,081	1,310,984
Federal National Mortgage Association Pass-Through Certificates
6.00%, TBA, 4/1/49	2,000,000	2,157,344
5.50%, TBA, 4/1/49	2,000,000	2,134,062
5.00%, 3/1/38	11,950	12,902
4.50%, TBA, 4/1/49	1,000,000	1,041,875
4.50%, with due dates from 7/1/44 to 5/1/45	1,350,370	1,424,018
4.00%, TBA, 4/1/49	11,000,000	11,312,813
4.00%, with due dates from 9/1/45 to 6/1/46	1,823,685	1,891,926
3.50%, TBA, 5/1/49	3,000,000	3,038,086
3.50%, TBA, 4/1/49	6,000,000	6,080,625
3.50%, with due dates from 7/1/43 to 9/1/57	10,239,843	10,402,915
3.50%, 9/1/37(i)	728,422	742,928
3.00%, TBA, 5/1/49	2,000,000	1,988,750
3.00%, TBA, 4/1/49	2,000,000	1,990,781
3.00%, with due dates from 9/1/42 to 3/1/47	4,914,585	4,908,766

		57,925,432

Total U.S. government and agency mortgage obligations (cost $83,608,137)		$83,590,932

CORPORATE BONDS AND NOTES (29.7%)(a)
	Principal amount	Value
Basic materials (1.3%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 5.875%, 6/15/21 (Germany)	$100,000	$104,968
Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)	50,000	51,469
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	626,000	633,750
Georgia-Pacific, LLC 144A company guaranty sr. unsec. notes 5.40%, 11/1/20	110,000	114,346
Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)	7,000	7,310
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	7,000	7,221
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	127,000	127,424
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	369,000	387,474
International Paper Co. sr. unsec. unsub. notes 3.00%, 2/15/27	95,000	91,451
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)	46,000	48,669
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	568,000	584,884
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	257,000	252,479
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22	50,000	49,697
Westlake Chemical Corp. company guaranty sr. unsec. unsub. bonds 4.375%, 11/15/47	33,000	29,230
Westlake Chemical Corp. company guaranty sr. unsec. unsub. notes 3.60%, 8/15/26	191,000	184,829
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	105,000	137,217
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	39,000	50,841
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	133,000	175,592

		3,038,851
Capital goods (0.7%)
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	135,000	129,430
L3 Technologies, Inc. company guaranty sr. unsec. bonds 3.85%, 12/15/26	233,000	237,122
L3 Technologies, Inc. company guaranty sr. unsec. notes 4.40%, 6/15/28	149,000	156,348
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	411,000	404,137
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	459,000	466,262
Republic Services, Inc. sr. unsec. notes 3.95%, 5/15/28	311,000	325,453

		1,718,752
Communication services (3.0%)
American Tower Corp. sr. unsec. unsub. bonds 3.55%, 7/15/27(R)	282,000	277,492
American Tower Corp. sr. unsec. unsub. bonds 3.375%, 10/15/26(R)	25,000	24,366
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	535,000	540,903
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	1,415,000	1,445,523
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	235,000	229,639
AT&T, Inc. sr. unsec. unsub. notes 3.40%, 5/15/25	235,000	232,536
CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849%, 4/15/23	43,000	44,026
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	304,000	340,785
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	83,000	87,580
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47	261,000	260,058
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	171,000	166,363
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	30,000	37,901
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26	380,000	378,075
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	165,000	161,437
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	351,000	348,886
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	166,000	163,232
Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)	43,000	45,314
Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47(R)	54,000	53,344
Crown Castle International Corp. sr. unsec. notes 3.15%, 7/15/23(R)	50,000	49,946
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)	293,000	307,738
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	95,000	99,419
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21	300,000	299,911
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)	208,000	202,684
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	85,000	88,425
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	120,000	126,904
Verizon Communications, Inc. sr. unsec. unsub. notes 2.625%, 8/15/26	300,000	286,093
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	287,000	292,740
Vodafone Group PLC sr. unsec. unsub. notes 4.375%, 5/30/28 (United Kingdom)	463,000	470,604

		7,061,924
Consumer cyclicals (3.4%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	588,000	571,283
Amazon.com, Inc. sr. unsec. notes 4.05%, 8/22/47	150,000	158,833
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	217,000	218,462
Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	30,000	30,116
Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20	177,000	180,692
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	388,000	398,585
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.40%, 8/13/21	176,000	178,252
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 2.80%, 4/11/26	360,000	345,301
CBS Corp. company guaranty sr. unsec. bonds 4.20%, 6/1/29	675,000	678,552
CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27	87,000	81,243
CBS Corp. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45	235,000	224,145
CBS Corp. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26	25,000	25,398
D.R. Horton, Inc. company guaranty sr. unsec. sub. notes 5.75%, 8/15/23	120,000	129,410
Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23	135,000	135,761
Ecolab, Inc. sr. unsec. unsub. notes 3.25%, 12/1/27	180,000	180,921
Ford Motor Co. sr. unsec. unsub. notes 4.346%, 12/8/26	250,000	232,042
Fox Corp. 144A company guaranty sr. unsec. notes 4.03%, 1/25/24	340,000	352,473
General Motors Co. sr. unsec. notes 4.875%, 10/2/23	130,000	135,194
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	135,000	129,317
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	37,000	36,792
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. sub. notes 4.25%, 9/1/24	50,000	49,906
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	210,000	212,362
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)	230,000	240,350
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	249,000	258,960
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)	106,000	105,470
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	517,000	538,231
Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27	343,000	328,656
NVR, Inc. sr. unsec. notes 3.95%, 9/15/22	90,000	92,377
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	130,000	128,940
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	124,000	126,785
S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26	145,000	155,912
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	755,000	755,000
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	115,000	111,297
Walt Disney Co. (The) 144A company guaranty sr. unsec. bonds 7.75%, 12/1/45	217,000	345,963
Walt Disney Co. (The) 144A company guaranty sr. unsec. notes 7.75%, 1/20/24	61,000	73,943
Warner Media, LLC company guaranty sr. unsec. unsub. bonds 3.80%, 2/15/27	100,000	99,593
Warner Media, LLC company guaranty sr. unsec. unsub. bonds 2.95%, 7/15/26	85,000	80,449

		8,126,966
Consumer staples (1.1%)
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 3.65%, 2/1/26	365,000	366,078
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.95%, 1/15/42	34,000	34,172
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	535,000	516,275
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	24,047	26,070
CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	214,612	255,118
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	114,515	118,234
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45	40,000	39,333
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	88,000	112,890
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	147,000	166,411
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24	23,000	23,358
Keurig Dr Pepper, Inc. 144A company guaranty sr. unsec. notes 4.597%, 5/25/28	419,000	436,574
Keurig Dr Pepper, Inc. 144A company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	105,000	108,806
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	129,000	130,774
Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26	3,000	2,936
Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.30%, 11/18/21	205,000	206,776

		2,543,805
Energy (2.4%)
Anadarko Petroleum Corp. sr. unsec. notes 7.20%, 3/15/29	91,000	105,839
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26	387,000	386,122
BP Capital Markets America, Inc. company guaranty sr. unsec. unsub. notes 3.937%, 9/21/28	835,000	874,812
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	231,000	242,261
Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27	238,000	236,057
Devon Energy Corp. sr. unsec. unsub. notes 5.85%, 12/15/25	110,000	124,817
Energy Transfer Operating LP company guaranty sr. unsec. bonds 6.25%, 4/15/49	182,000	203,856
Energy Transfer Partners LP company guaranty sr. unsec. notes 5.875%, 1/15/24	301,000	328,558
Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity	499,000	474,374
Energy Transfer Partners LP sr. unsec. unsub. bonds 6.125%, 12/15/45	175,000	190,316
Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22	21,000	22,071
EOG Resources, Inc. sr. unsec. unsub. notes 4.15%, 1/15/26	500,000	529,337
EQT Corp. sr. unsec. unsub. notes 3.90%, 10/1/27	277,000	259,084
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)	25,000	29,480
Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31	100,000	116,631
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	76,000	76,534
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	103,000	109,223
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)	230,000	229,049
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	145,000	142,607
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	143,000	141,034
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	259,000	242,165
Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24	501,000	520,929

		5,585,156
Financials (9.9%)
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	327,000	329,174
Air Lease Corp. sr. unsec. unsub. notes 3.625%, 4/1/27	245,000	230,533
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	150,000	159,767
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58	434,000	521,886
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	264,000	249,358
Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	200,000	211,750
AXA SA 144A jr. unsec. sub. FRN 6.379%, perpetual maturity (France)	279,000	298,530
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)	400,000	403,118
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	200,000	210,810
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	245,000	258,781
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity	140,000	151,906
Bank of America Corp. unsec. sub. FRN (BBA LIBOR USD 3 Month + 0.76%), 3.371%, 9/15/26	100,000	93,415
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	300,000	355,067
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	161,000	155,687
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	246,000	260,437
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21	45,000	46,063
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	517,000	519,864
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	74,000	79,293
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	225,000	228,798
CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25	22,000	23,593
CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26	163,000	171,421
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	100,000	104,875
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	838,000	891,674
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	484,000	481,916
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	53,000	54,915
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	1,066,000	1,095,247
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	70,000	72,450
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands company guaranty unsec. sub. notes 4.625%, 12/1/23 (Netherlands)	250,000	260,850
Credit Agricole SA 144A unsec.sub. FRN 4.00%, 1/10/33 (France)	400,000	386,067
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)	225,000	224,438
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)	250,000	245,043
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	589,000	614,932
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	910,000	906,815
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	25,000	25,798
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	94,000	90,006
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23	235,000	247,397
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	1,469,000	1,501,295
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	475,000	476,853
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37	356,000	433,530
Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6.625%, 3/30/40	46,000	57,502
Hospitality Properties Trust sr. unsec. notes 4.375%, 2/15/30(R)	142,000	131,473
Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)	95,000	94,343
HSBC Holdings PLC jr. unsec. sub. FRB 6.375%, perpetual maturity (United Kingdom)	500,000	516,250
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)	520,000	559,486
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	87,000	91,350
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity	342,000	345,591
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	1,037,000	1,011,007
KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20	45,000	47,138
Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. FRN (BBA LIBOR USD 3 Month + 2.91%), 5.516%, 3/15/37	220,000	208,450
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. notes 8.875%, 6/1/39	399,000	627,242
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	559,000	681,980
MetLife, Inc. jr. unsec. sub. notes 6.40%, 12/15/36	85,000	91,163
Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)	70,000	72,912
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)	200,000	206,929
Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47	760,000	783,392
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	75,000	67,297
OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7.00%, 10/15/33	515,000	628,685
Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25	100,000	101,395
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43	66,000	68,805
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	232,000	234,320
Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40	39,000	50,692
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	140,000	148,423
Royal Bank of Scotland Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29 (United Kingdom)	400,000	413,468
Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 3.875%, 9/12/23 (United Kingdom)	200,000	200,828
Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)	50,000	51,162
Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436%, 4/2/24 (Japan)	410,000	421,122
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	207,000	284,521
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	180,000	177,664
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)	247,000	247,488
VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)	222,000	228,442
VEREIT Operating Partnership LP company guaranty sr. unsec. unsub. bonds 4.875%, 6/1/26(R)	20,000	20,797
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	115,000	122,475
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38	860,000	1,123,506
Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21	145,000	151,826
WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24(R)	171,000	177,610

		23,520,086
Health care (2.8%)
AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25	145,000	145,325
Allergan Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)	37,000	37,333
Allergan Funding SCS company guaranty sr. unsec. unsub. notes 3.80%, 3/15/25 (Luxembourg)	130,000	131,695
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	264,000	265,520
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	139,000	131,490
Anthem, Inc. sr. unsec. unsub. notes 4.625%, 5/15/42	29,000	29,930
Becton Dickinson and Co. (BD) sr. unsec. unsub. bonds 4.669%, 6/6/47	287,000	300,570
Becton Dickinson and Co. (BD) sr. unsec. unsub. bonds 3.70%, 6/6/27	246,000	245,053
Cigna Corp. 144A sr. unsub. notes 3.75%, 7/15/23	976,000	1,000,696
CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22	80,000	84,144
CVS Health Corp. sr. unsec. unsub. bonds 5.05%, 3/25/48	204,000	205,510
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	372,000	368,389
Elanco Animal Health, Inc. 144A sr. unsec. notes 4.90%, 8/28/28	1,013,000	1,075,435
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	81,000	86,789
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	109,000	115,884
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	95,000	100,718
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45	160,000	158,399
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	265,000	275,408
Omega Healthcare Investors, Inc. company guaranty sr. unsec. bonds 5.25%, 1/15/26(R)	15,000	15,675
Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)	95,000	95,000
Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)	125,000	129,800
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26	125,000	125,127
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	75,000	74,532
Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)	175,000	168,812
Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)	90,000	88,820
UnitedHealth Group, Inc. sr. unsec. notes 2.95%, 10/15/27	160,000	157,093
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28	521,000	545,248
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	458,000	467,313

		6,625,708
Technology (2.7%)
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	416,000	392,495
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24	200,000	206,521
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	349,000	379,908
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	454,000	433,718
Cisco Systems, Inc. sr. unsec. unsub. notes 2.50%, 9/20/26	120,000	116,815
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26	155,000	166,710
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46	56,000	67,591
Fidelity National Information Services, Inc. sr. unsec. notes 3.00%, 8/15/26	36,000	34,489
Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28	319,000	327,979
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	574,000	591,255
Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)	178,000	221,589
Microchip Technology, Inc. 144A company guaranty sr. notes 4.333%, 6/1/23	432,000	438,862
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26	545,000	528,373
Microsoft Corp. sr. unsec. unsub. notes 3.70%, 8/8/46	644,000	657,148
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	635,000	614,273
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28	717,000	750,510
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27	119,000	114,398
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26	357,000	340,935

		6,383,569
Transportation (0.2%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	219,000	209,591
Southwest Airlines Co. Pass Through Trust pass-through certificates Ser. 07-1, Class A, 6.15%, 8/1/22	83,803	88,053
United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 07-1, Class A, 6.636%, 7/2/22	92,690	97,257

		394,901
Utilities and power (2.2%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.125%, 9/1/27	97,000	100,899
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	530,000	562,398
Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35	46,000	53,084
Berkshire Hathaway Energy Co. sr. unsec. bonds 6.50%, 9/15/37	45,000	58,162
Berkshire Hathaway Energy Co. sr. unsec. unsub. bonds 6.125%, 4/1/36	21,000	26,376
Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	47,000	57,561
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	107,000	109,710
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	180,000	176,551
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	505,000	524,253
Duke Energy Ohio, Inc. sr. notes 3.80%, 9/1/23	72,000	75,003
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	254,000	334,232
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	148,000	154,308
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	409,000	398,619
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B, 3.90%, 7/15/27	30,000	30,437
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. C, 4.85%, 7/15/47	79,000	84,719
FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44	430,000	485,728
Iberdrola International BV company guaranty sr. unsec. unsub. bonds 6.75%, 7/15/36 (Spain)	93,000	116,073
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	162,000	162,826
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	86,000	90,980
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23	85,000	85,164
NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB 4.80%, 12/1/77	373,000	333,835
Oncor Electric Delivery Co., LLC sr. notes 5.75%, 3/15/29	161,000	192,326
Oncor Electric Delivery Co., LLC sr. notes 4.10%, 6/1/22	30,000	31,187
PacifiCorp sr. mtge. bonds 6.25%, 10/15/37	37,000	47,254
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.40%, 6/1/23	10,000	10,044
Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9.50%, 4/1/19	297,000	296,976
WEC Energy Group, Inc. jr. unsec. sub. FRN Ser. A, (BBA LIBOR USD 3 Month + 2.11%), 4.796%, 5/15/67	552,000	488,520

		5,087,225

Total corporate bonds and notes (cost $68,402,082)		$70,086,943

PURCHASED SWAP OPTIONS OUTSTANDING (5.1%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Bank of America N.A.
3.312/3 month USD-LIBOR-BBA/Nov-38	Nov-28/3.312	$30,423,400	$2,355,380
(3.312)/3 month USD-LIBOR-BBA/Nov-38	Nov-28/3.312	30,423,400	1,176,473
3.295/3 month USD-LIBOR-BBA/Nov-38	Nov-28/3.295	15,211,700	1,165,216
(3.295)/3 month USD-LIBOR-BBA/Nov-38	Nov-28/3.295	15,211,700	595,538
2.785/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785	3,926,500	356,291
(2.785)/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785	3,926,500	321,031
Citibank, N.A.
2.41/3 month USD-LIBOR-BBA/Apr-21	Apr-19/2.41	31,107,000	45,727
Goldman Sachs International
2.7475/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7475	29,924,700	1,096,441
(2.7475)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7475	29,924,700	254,360
2.10625/3 month USD-LIBOR-BBA/Apr-24	Apr-19/2.10625	22,068,800	18,096
JPMorgan Chase Bank N.A.
3.162/3 month USD-LIBOR-BBA/Nov-33	Nov-20/3.162	14,803,400	1,164,732
3.096/3 month USD-LIBOR-BBA/Nov-29	Nov-19/3.096	11,842,800	728,924
(3.162)/3 month USD-LIBOR-BBA/Nov-33	Nov-20/3.162	14,803,400	149,218
2.56/3 month USD-LIBOR-BBA/Feb-22	Feb-20/2.56	15,469,200	122,052
2.486/3 month USD-LIBOR-BBA/Jan-22	Jan-20/2.486	15,469,200	107,666
(2.486)/3 month USD-LIBOR-BBA/Jan-22	Jan-20/2.486	15,469,200	36,353
(2.56)/3 month USD-LIBOR-BBA/Feb-22	Feb-20/2.56	15,469,200	30,165
(3.096)/3 month USD-LIBOR-BBA/Nov-29	Nov-19/3.096	11,842,800	23,449
(3.095)/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.095	29,606,900	3,849
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00	3,110,300	434,198
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00	3,110,300	428,662
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00	3,110,300	428,382
2.7725/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725	8,508,000	366,780
2.764/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.764	8,508,000	362,015
(2.7725)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725	8,508,000	153,314
(2.764)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.764	8,508,000	152,889
(3.0975)/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.0975	29,606,900	3,849

Total purchased swap options outstanding (cost $11,723,717)			$12,081,050

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/$101.07	$4,000,000	$4,000,000	$9,408
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/101.32	4,000,000	4,000,000	13,692
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/101.44	4,000,000	4,000,000	16,312
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/101.19	4,000,000	4,000,000	11,392
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/99.94	4,000,000	4,000,000	1,328
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/99.57	4,000,000	4,000,000	624
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/99.69	4,000,000	4,000,000	808
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/99.82	4,000,000	4,000,000	1,040

Total purchased options outstanding (cost $55,000)				$54,604

ASSET-BACKED SECURITIES (1.8%)(a)
	Principal amount	Value
loanDepot Station Place Agency Securitization Trust 144A FRB Ser. 17-LD1, Class A, (1 Month US LIBOR + 0.80%), 3.286%, 11/25/50	$91,000	$91,000
Station Place Securitization Trust 144A
FRB Ser. 18-1, Class A, (1 Month US LIBOR + 0.90%), 3.381%, 4/24/19	1,534,000	1,534,000
FRB Ser. 18-8, Class A, (1 Month US LIBOR + 0.70%), 3.181%, 2/24/20	468,000	468,000
FRB Ser. 18-5, Class A, (1 Month US LIBOR + 0.70%), 3.181%, 9/24/19	851,000	851,000
FRB Ser. 18-3, Class A, (1 Month US LIBOR + 0.70%), 3.181%, 7/24/19	1,207,000	1,207,000

Total asset-backed securities (cost $4,151,000)		$4,151,000

SHORT-TERM INVESTMENTS (15.9%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund 2.64%(AFF)	Shares	32,241,913	$32,241,913
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.39%(P)	Shares	105,000	105,000
U.S. Treasury Bills 2.545%, 6/13/19(SEG)(SEGSF)(SEGCCS)		$1,735,000	1,726,684
U.S. Treasury Bills 2.532%, 6/6/19(SEG)(SEGSF)		1,530,000	1,523,380
U.S. Treasury Bills 2.528%, 6/20/19(SEGCCS)		350,000	348,161
U.S. Treasury Bills 2.484%, 4/18/19		45,000	44,950
U.S. Treasury Bills 2.455%, 5/16/19(SEG)(SEGSF)		274,000	273,191
U.S. Treasury Bills 2.504%, 8/15/19(SEGCCS)		220,000	218,020
U.S. Treasury Bills 2.462%, 8/1/19(SEG)(SEGSF)(SEGCCS)		434,000	430,516
U.S. Treasury Bills 2.479%, 4/11/19(SEGSF)		596,000	595,607

Total short-term investments (cost $37,506,521)			$37,507,422
TOTAL INVESTMENTS

Total investments (cost $295,489,989)			$295,374,076

FUTURES CONTRACTS OUTSTANDING at 3/31/19 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond 30 yr (Long)	29	$4,340,031	$4,340,032	Jun-19	$134,926
U.S. Treasury Bond Ultra 30 yr (Long)	77	12,936,000	12,936,000	Jun-19	523,112
U.S. Treasury Note 2 yr (Long)	146	31,111,688	31,111,688	Jun-19	132,927
U.S. Treasury Note 5 yr (Long)	149	17,258,391	17,258,391	Jun-19	183,624
U.S. Treasury Note 10 yr (Long)	120	14,906,250	14,906,250	Jun-19	249,924
U.S. Treasury Note 10 yr (Short)	76	9,440,625	9,440,625	Jun-19	(159,480)
U.S. Treasury Note Ultra 10 yr (Long)	30	3,983,438	3,983,438	Jun-19	91,815

Unrealized appreciation					1,316,328

Unrealized (depreciation)					(159,480)

Total					$1,156,848

WRITTEN SWAP OPTIONS OUTSTANDING at 3/31/19 (premiums $10,980,319) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Bank of America N.A.
3.1775/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.1775	$7,181,900	$490,308
3.195/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.195	14,363,800	964,673
(3.1775)/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.1775	7,181,900	1,168,495
(3.195)/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.195	14,363,800	2,367,442
Citibank, N.A.
(2.421)/3 month USD-LIBOR-BBA/Apr-29	Apr-19/2.421	6,999,100	41,085
Goldman Sachs International
(2.20625)/3 month USD-LIBOR-BBA/Apr-24	Apr-19/2.20625	11,034,400	20,855
2.9425/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	14,962,300	516,648
(2.9425)/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	14,962,300	860,183
JPMorgan Chase Bank N.A.
3.415/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.415	59,213,800	1,776
2.975/3 month USD-LIBOR-BBA/Nov-23	Nov-20/2.975	14,803,400	30,051
2.56/3 month USD-LIBOR-BBA/Feb-24	Feb-22/2.56	15,469,200	85,390
2.486/3 month USD-LIBOR-BBA/Jan-24	Jan-22/2.486	15,469,200	93,589
(2.486)/3 month USD-LIBOR-BBA/Jan-24	Jan-22/2.486	15,469,200	166,139
(2.56)/3 month USD-LIBOR-BBA/Feb-24	Feb-22/2.56	15,469,200	178,515
(2.975)/3 month USD-LIBOR-BBA/Nov-23	Nov-20/2.975	14,803,400	353,061
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229	14,803,400	370,677
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229	14,803,400	1,066,141
Morgan Stanley & Co. International PLC
3.3975/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.3975	59,213,800	1,776
2.7225/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7225	6,187,600	56,802
2.715/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.715	6,187,600	59,896
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	2,320,400	95,160
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	2,320,400	97,921
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	2,320,400	140,477
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	2,320,400	144,445
(2.715)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.715	6,187,600	215,885
(2.7225)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7225	6,187,600	217,185
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-24/3.00	3,110,300	353,703
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-24/3.00	3,110,300	354,045
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-25/3.00	3,110,300	363,501

Total			$10,875,824

WRITTEN OPTIONS OUTSTANDING at 3/31/19 (premiums $28,750) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/$100.82	$4,000,000	$4,000,000	$6,284
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/100.57	4,000,000	4,000,000	4,116
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/100.94	4,000,000	4,000,000	7,712
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/100.69	4,000,000	4,000,000	5,096
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/100.32	4,000,000	4,000,000	2,660
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/100.07	4,000,000	4,000,000	1,684
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/100.19	4,000,000	4,000,000	2,120
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-19/100.44	4,000,000	4,000,000	3,316

Total				$32,988

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/19 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/ strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	$6,544,100	$(255,874)	$(50,062)
(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	6,544,100	(255,874)	(72,247)
Citibank, N.A.
2.19625/3 month USD-LIBOR-BBA/Apr-24 (Purchased)	Apr-19/2.19625	17,422,700	(30,780)	(348)
(2.38875)/3 month USD-LIBOR-BBA/Apr-24 (Purchased)	Apr-19/2.38875	17,422,700	(27,296)	(2,613)
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	875,000	(112,656)	(20,291)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	875,000	(112,656)	(21,516)
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	6,544,100	(255,874)	(49,015)
(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	6,544,100	(255,874)	(73,163)
2.2925/3 month USD-LIBOR-BBA/Apr-24 (Written)	Apr-19/2.2925	8,711,400	29,038	1,742
(2.2925)/3 month USD-LIBOR-BBA/Apr-24 (Written)	Apr-19/2.2925	8,711,400	29,038	(2,004)
Goldman Sachs International
2.1975/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-19/2.1975	17,422,700	(32,232)	2,091
(2.3975)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-19/2.3975	17,422,700	(30,490)	(4,878)
(2.725)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725	1,458,100	(116,867)	(8,530)
(3.005)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005	1,458,100	(101,046)	(9,638)
3.005/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005	1,458,100	(132,687)	(10,469)
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	785,300	(99,144)	(10,523)
2.725/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725	1,458,100	(116,867)	(12,758)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	785,300	(99,144)	(20,826)
2.2975/3 month USD-LIBOR-BBA/May-24 (Written)	May-19/2.2975	8,711,400	30,374	2,352
(2.2975)/3 month USD-LIBOR-BBA/May-24 (Written)	May-19/2.2975	8,711,400	30,374	(3,833)
JPMorgan Chase Bank N.A.
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	1,458,100	(84,278)	2,654
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	875,000	(93,888)	(19,425)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	1,458,100	(151,642)	(23,650)
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	875,000	(135,275)	(24,089)
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	3,926,500	(548,238)	(126,473)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	3,926,500	(548,238)	(293,115)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	126,800	(14,468)	8,012
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	126,800	(14,468)	(7,254)
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	875,000	(94,150)	(16,091)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	875,000	(134,050)	(26,110)

Unrealized appreciation				16,851

Unrealized (depreciation)				(908,921)

Total				$(892,070)

TBA SALE COMMITMENTS OUTSTANDING at 3/31/19 (proceeds receivable $1,998,516) (Unaudited)
Agency	Principal amount	Settlement date	Value
Federal National Mortgage Association, 3.00%, 4/1/49	$2,000,000	4/10/19	$1,990,781

Total			$1,990,781

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/19 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$1,747,000	$271,496		$(60)	11/8/48	3 month USD-LIBOR-BBA — Quarterly	3.312% — Semiannually	$287,512
		14,803,400	852,069		(210)	1/3/29	3.065% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(861,591)
		8,171,500	480,819		(116)	3/4/29	3 month USD-LIBOR-BBA — Quarterly	3.073% — Semiannually	482,916
		44,410,300	92,151		(22,313)	1/22/20	3 month USD-LIBOR-BBA — Quarterly	2.86% — Semiannually	78,266
		44,410,300	203,932	(E)	21,150	1/22/21	2.77% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(182,783)
		499,700	3,094	(E)	(3)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.5725% — Semiannually	3,091
		1,293,200	6,948	(E)	(7)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(6,956)
		2,131,700	49,991		(28)	2/13/29	2.6785% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(50,151)
		85,076,500	349,239	(E)	445,772	6/19/21	2.55% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	96,533
		79,312,000	832,617	(E)	1,009,252	6/19/24	2.50% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	176,634
		74,110,000	1,550,678	(E)	(1,787,440)	6/19/29	3 month USD-LIBOR-BBA — Quarterly	2.65% — Semiannually	(236,764)
		2,484,900	114,783	(E)	125,674	6/19/49	2.80% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	10,891
		2,707,100	25,631	(E)	(548)	12/2/23	3 month USD-LIBOR-BBA — Quarterly	2.536% — Semiannually	25,083
		935,900	5,752	(E)	(160)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.57% — Semiannually	5,592
		3,012,582	99,988	(E)	(43)	3/5/30	3 month USD-LIBOR-BBA — Quarterly	2.806% — Semiannually	99,945
		5,693,900	108,782	(E)	(81)	3/16/30	2.647% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(108,862)
		913,500	8,844	(E)	(31)	3/28/52	2.67% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(8,875)
		5,984,900	4,961	(E)	(3,077)	3/26/30	2.44% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(8,039)
		9,059,800	38,015	(E)	(86)	4/10/24	3 month USD-LIBOR-BBA — Quarterly	2.20% — Semiannually	(38,100)
		7,549,800	27,013	(E)	(107)	4/16/29	3 month USD-LIBOR-BBA — Quarterly	2.375% — Semiannually	(27,120)

	Total				$(212,462)				$(262,778)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/19 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
$32,404	$31,346	$—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$(762)
50,828	48,172	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	(2,165)
Barclays Bank PLC
496,127	499,064	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	3,268
75,115	75,560	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	495
318,554	320,121	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	1,848
197,322	198,293	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	1,145
7,844,734	7,912,421	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	76,203
827,500	833,689	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	7,093
73,641	73,759	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	198
527,310	528,501	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(1,969)
8,523,515	8,544,474	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(34,727)
51,199	49,540	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,239)
24,903	24,097	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(603)
19,889	19,016	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	663
36,904	36,391	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(92)
71,222	70,218	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(184)
6,999	6,901	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(18)
Citibank, N.A.
1,087,603	1,096,987	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	10,565
621,349	626,710	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	6,036
Credit Suisse International
508,016	490,548	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(12,151)
45,936	42,971	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(2,585)
4,640	4,490	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	112
211,702	198,028	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(11,793)
60,535	58,559	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,424)
46,493	43,490	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,590)
135,438	131,018	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	3,186
67,986	65,708	—	1/12/39	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	1,517
101,910	97,438	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	3,395
Goldman Sachs International
27,774	27,842	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(113)
74,084	74,267	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(302)
205,445	205,950	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(837)
294,861	295,586	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,201)
353,833	354,704	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,442)
546,868	548,213	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(2,228)
749,170	751,013	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(3,052)
122,453	117,463	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	4,060
53,596	51,860	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	1,297
46,167	43,185	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,572)
2,609	2,524	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(61)
24,834	23,536	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	(1,058)
143,820	137,509	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	4,791
214,868	211,880	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(533)
149,674	147,592	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(371)
90,578	89,318	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(225)
9,964	9,826	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(25)
97,471	96,098	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(252)
88,936	87,683	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(230)
86,178	84,964	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(223)
68,611	67,644	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(177)
45,909	45,262	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(119)
JPMorgan Chase Bank N.A.
39,890	38,588	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(938)
143,820	137,509	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	4,791
JPMorgan Securities LLC
330,957	319,577	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	7,916
17,865	17,287	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	432
94,575	90,744	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(3,004)

Upfront premium received		—	Unrealized appreciation			139,011

Upfront premium (paid)		—	Unrealized (depreciation)			(91,265)

	Total	$—			Total	$47,746

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/19 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	$1,261,000	$6,524	$—	7/3/27	2.085% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	$6,524
	1,446,000	3,884	—	7/5/22	(1.89%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	3,884
	1,446,000	2,194	—	7/5/27	2.05% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	2,194
	1,261,000	1,188	—	7/3/22	(1.9225%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	1,188

Total			$—				$13,790

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/19 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$3,281	$48,000	$6,096	5/11/63	300 bp — Monthly	$(2,787)
	CMBX NA BBB-.6 Index	BBB-/P	6,388	106,000	13,462	5/11/63	300 bp — Monthly	(7,012)
	CMBX NA BBB-.6 Index	BBB-/P	13,088	212,000	26,924	5/11/63	300 bp — Monthly	(13,713)
	CMBX NA BBB-.6 Index	BBB-/P	12,483	219,000	27,813	5/11/63	300 bp — Monthly	(15,202)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	(10)	27,000	594	5/11/63	200 bp — Monthly	(594)
	CMBX NA A.6 Index	A/P	36	31,000	682	5/11/63	200 bp — Monthly	(634)
	CMBX NA A.6 Index	A/P	24	31,000	682	5/11/63	200 bp — Monthly	(646)
	CMBX NA BB.7 Index	BB/P	10,969	79,000	9,393	1/17/47	500 bp — Monthly	1,653
	CMBX NA BB.7 Index	BB/P	20,437	159,000	18,905	1/17/47	500 bp — Monthly	1,686
	CMBX NA BB.7 Index	BB/P	27,298	226,000	26,871	1/17/47	500 bp — Monthly	552
	CMBX NA BBB-.6 Index	BBB-/P	2,774	26,000	3,302	5/11/63	300 bp — Monthly	(513)
	CMBX NA BBB-.6 Index	BBB-/P	3,336	27,000	3,429	5/11/63	300 bp — Monthly	(77)
	CMBX NA BBB-.6 Index	BBB-/P	3,740	34,000	4,318	5/11/63	300 bp — Monthly	(558)
	CMBX NA BBB-.6 Index	BBB-/P	4,730	43,000	5,461	5/11/63	300 bp — Monthly	(706)
	CMBX NA BBB-.6 Index	BBB-/P	7,407	52,000	6,604	5/11/63	300 bp — Monthly	833
	CMBX NA BBB-.6 Index	BBB-/P	5,301	54,000	6,858	5/11/63	300 bp — Monthly	(1,526)
	CMBX NA BBB-.6 Index	BBB-/P	7,403	74,000	9,398	5/11/63	300 bp — Monthly	(1,952)
	CMBX NA BBB-.6 Index	BBB-/P	11,552	83,000	10,541	5/11/63	300 bp — Monthly	1,059
	CMBX NA BBB-.6 Index	BBB-/P	11,540	83,000	10,541	5/11/63	300 bp — Monthly	1,047
	CMBX NA BBB-.6 Index	BBB-/P	12,735	129,000	16,383	5/11/63	300 bp — Monthly	(3,573)
	CMBX NA BBB-.6 Index	BBB-/P	21,547	212,000	26,924	5/11/63	300 bp — Monthly	(5,253)
	CMBX NA BBB-.6 Index	BBB-/P	22,150	232,000	29,464	5/11/63	300 bp — Monthly	(7,178)
	Credit Suisse International
	CMBX NA A.6 Index	A/P	13,561	272,000	5,984	5/11/63	200 bp — Monthly	7,682
	CMBX NA A.6 Index	A/P	22,032	975,000	21,450	5/11/63	200 bp — Monthly	961
	CMBX NA A.6 Index	A/P	248,422	4,895,000	107,690	5/11/63	200 bp — Monthly	142,639
	CMBX NA A.7 Index	A-/P	275	7,000	39	1/17/47	200 bp — Monthly	316
	CMBX NA BB.7 Index	BB/P	16,586	124,000	14,744	1/17/47	500 bp — Monthly	1,963
	CMBX NA BBB-.6 Index	BBB-/P	4,972	45,000	5,715	5/11/63	300 bp — Monthly	(717)
	CMBX NA BBB-.6 Index	BBB-/P	8,176	74,000	9,398	5/11/63	300 bp — Monthly	(1,178)
	CMBX NA BBB-.6 Index	BBB-/P	9,088	90,000	11,430	5/11/63	300 bp — Monthly	(2,290)
	CMBX NA BBB-.6 Index	BBB-/P	14,223	106,000	13,462	5/11/63	300 bp — Monthly	823
	CMBX NA BBB-.6 Index	BBB-/P	13,502	120,000	15,240	5/11/63	300 bp — Monthly	(1,668)
	CMBX NA BBB-.6 Index	BBB-/P	15,173	138,000	17,526	5/11/63	300 bp — Monthly	(2,273)
	CMBX NA BBB-.6 Index	BBB-/P	17,513	147,000	18,669	5/11/63	300 bp — Monthly	(1,070)
	CMBX NA BBB-.6 Index	BBB-/P	24,925	191,000	24,257	5/11/63	300 bp — Monthly	779
	CMBX NA BBB-.6 Index	BBB-/P	29,254	231,000	29,337	5/11/63	300 bp — Monthly	51
	CMBX NA BBB-.6 Index	BBB-/P	26,738	239,000	30,353	5/11/63	300 bp — Monthly	(3,476)
	CMBX NA BBB-.6 Index	BBB-/P	31,476	321,000	40,767	5/11/63	300 bp — Monthly	(9,104)
	CMBX NA BBB-.6 Index	BBB-/P	39,219	371,000	47,117	5/11/63	300 bp — Monthly	(7,682)
	CMBX NA BBB-.6 Index	BBB-/P	45,859	395,000	50,165	5/11/63	300 bp — Monthly	(4,075)
	CMBX NA BBB-.6 Index	BBB-/P	48,619	447,000	56,769	5/11/63	300 bp — Monthly	(7,889)
	CMBX NA BBB-.6 Index	BBB-/P	379,034	3,545,000	450,215	5/11/63	300 bp — Monthly	(69,113)
	CMBX NA BBB-.7 Index	BBB-/P	4,347	55,000	2,536	1/17/47	300 bp — Monthly	1,844
	CMBX NA BBB-.7 Index	BBB-/P	63,567	860,000	39,646	1/17/47	300 bp — Monthly	24,422
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	254	5,000	110	5/11/63	200 bp — Monthly	146
	CMBX NA A.6 Index	A/P	5,821	115,000	2,530	5/11/63	200 bp — Monthly	3,336
	CMBX NA A.6 Index	A/P	9,260	141,000	3,102	5/11/63	200 bp — Monthly	6,213
	CMBX NA A.6 Index	A/P	4,580	146,000	3,212	5/11/63	200 bp — Monthly	1,425
	CMBX NA A.6 Index	A/P	6,398	210,000	4,620	5/11/63	200 bp — Monthly	1,860
	CMBX NA A.6 Index	A/P	10,621	215,000	4,730	5/11/63	200 bp — Monthly	5,975
	CMBX NA A.6 Index	A/P	13,401	240,000	5,280	5/11/63	200 bp — Monthly	8,215
	CMBX NA A.6 Index	A/P	15,762	306,000	6,732	5/11/63	200 bp — Monthly	9,149
	CMBX NA A.6 Index	A/P	18,917	384,000	8,448	5/11/63	200 bp — Monthly	10,619
	CMBX NA A.6 Index	A/P	12,866	416,000	9,152	5/11/63	200 bp — Monthly	3,876
	CMBX NA A.6 Index	A/P	37,833	727,000	15,994	5/11/63	200 bp — Monthly	22,122
	CMBX NA A.6 Index	A/P	36,802	727,000	15,994	5/11/63	200 bp — Monthly	21,091
	CMBX NA BBB-.6 Index	BBB-/P	5,861	53,000	6,731	5/11/63	300 bp — Monthly	(840)
	CMBX NA BBB-.6 Index	BBB-/P	7,595	90,000	11,430	5/11/63	300 bp — Monthly	(3,783)
	CMBX NA BBB-.6 Index	BBB-/P	7,675	97,000	12,319	5/11/63	300 bp — Monthly	(4,587)
	CMBX NA BBB-.6 Index	BBB-/P	14,813	104,000	13,208	5/11/63	300 bp — Monthly	1,666
	CMBX NA BBB-.6 Index	BBB-/P	5,425	104,000	13,208	5/11/63	300 bp — Monthly	(7,723)
	CMBX NA BBB-.6 Index	BBB-/P	5,119	105,000	13,335	5/11/63	300 bp — Monthly	(8,155)
	CMBX NA BBB-.6 Index	BBB-/P	5,208	105,000	13,335	5/11/63	300 bp — Monthly	(8,065)
	CMBX NA BBB-.6 Index	BBB-/P	11,693	108,000	13,716	5/11/63	300 bp — Monthly	(1,960)
	CMBX NA BBB-.6 Index	BBB-/P	13,154	125,000	15,875	5/11/63	300 bp — Monthly	(2,648)
	CMBX NA BBB-.6 Index	BBB-/P	11,308	134,000	17,018	5/11/63	300 bp — Monthly	(5,632)
	CMBX NA BBB-.6 Index	BBB-/P	22,647	193,000	24,511	5/11/63	300 bp — Monthly	(1,752)
	CMBX NA BBB-.6 Index	BBB-/P	13,217	194,000	24,638	5/11/63	300 bp — Monthly	(11,308)
	CMBX NA BBB-.6 Index	BBB-/P	10,113	206,000	26,162	5/11/63	300 bp — Monthly	(15,929)
	CMBX NA BBB-.6 Index	BBB-/P	18,393	213,000	27,051	5/11/63	300 bp — Monthly	(8,534)
	CMBX NA BBB-.6 Index	BBB-/P	23,812	216,000	27,432	5/11/63	300 bp — Monthly	(3,494)
	CMBX NA BBB-.6 Index	BBB-/P	33,182	239,000	30,353	5/11/63	300 bp — Monthly	2,968
	CMBX NA BBB-.6 Index	BBB-/P	20,522	273,000	34,671	5/11/63	300 bp — Monthly	(13,990)
	CMBX NA BBB-.6 Index	BBB-/P	25,932	536,000	68,072	5/11/63	300 bp — Monthly	(41,827)
	CMBX NA BBB-.7 Index	BBB-/P	418	6,000	277	1/17/47	300 bp — Monthly	145
	CMBX NA BBB-.7 Index	BBB-/P	7,955	101,000	4,656	1/17/47	300 bp — Monthly	3,358
	CMBX NA BBB-.7 Index	BBB-/P	11,309	153,000	7,053	1/17/47	300 bp — Monthly	4,345
	CMBX NA BBB-.7 Index	BBB-/P	13,902	171,000	7,883	1/17/47	300 bp — Monthly	6,119
	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	168,396	7,320,000	161,040	5/11/63	200 bp — Monthly	10,203
	CMBX NA BBB-.6 Index	BBB-/P	370	3,000	381	5/11/63	300 bp — Monthly	(9)
	CMBX NA BBB-.6 Index	BBB-/P	1,392,134	10,523,000	1,336,421	5/11/63	300 bp — Monthly	61,851
	CMBX NA BBB-.7 Index	BBB-/P	7,774	79,000	3,642	1/17/47	300 bp — Monthly	4,179
	CMBX NA BBB-.7 Index	BBB-/P	6,329	120,000	5,532	1/17/47	300 bp — Monthly	867
	CMBX NA BBB-.7 Index	BBB-/P	17,188	130,000	5,993	1/17/47	300 bp — Monthly	11,271
	CMBX NA BBB-.7 Index	BBB-/P	6,065	232,000	10,695	1/17/47	300 bp — Monthly	(4,495)
	Merrill Lynch International
	CMBX NA A.6 Index	A/P	4,537	320,000	7,040	5/11/63	200 bp — Monthly	(2,378)
	CMBX NA BBB-.6 Index	BBB-/P	5,310	47,000	5,969	5/11/63	300 bp — Monthly	(631)
	CMBX NA BBB-.6 Index	BBB-/P	11,279	96,000	12,192	5/11/63	300 bp — Monthly	(857)
	CMBX NA BBB-.6 Index	BBB-/P	17,502	148,000	18,796	5/11/63	300 bp — Monthly	(1,208)
	CMBX NA BBB-.6 Index	BBB-/P	41,677	372,000	47,244	5/11/63	300 bp — Monthly	(5,350)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	30,432	220,000	27,940	5/11/63	300 bp — Monthly	2,620
	CMBX NA A.6 Index	A/P	76	28,000	616	5/11/63	200 bp — Monthly	(529)
	CMBX NA A.6 Index	A/P	—	52,000	1,144	5/11/63	200 bp — Monthly	(1,124)
	CMBX NA A.7 Index	A-/P	(13)	13,000	72	1/17/47	200 bp — Monthly	64
	CMBX NA BBB-.6 Index	BBB-/P	246	2,000	254	5/11/63	300 bp — Monthly	(6)
	CMBX NA BBB-.6 Index	BBB-/P	1,658	14,000	1,778	5/11/63	300 bp — Monthly	(111)
	CMBX NA BBB-.6 Index	BBB-/P	2,437	17,000	2,159	5/11/63	300 bp — Monthly	288
	CMBX NA BBB-.6 Index	BBB-/P	4,785	42,000	5,334	5/11/63	300 bp — Monthly	(525)
	CMBX NA BBB-.6 Index	BBB-/P	5,886	50,000	6,350	5/11/63	300 bp — Monthly	(435)
	CMBX NA BBB-.6 Index	BBB-/P	9,369	64,000	8,128	5/11/63	300 bp — Monthly	1,278
	CMBX NA BBB-.6 Index	BBB-/P	11,148	91,000	11,557	5/11/63	300 bp — Monthly	(356)
	CMBX NA BBB-.6 Index	BBB-/P	17,538	113,000	14,351	5/11/63	300 bp — Monthly	3,253
	CMBX NA BBB-.6 Index	BBB-/P	18,785	166,000	21,082	5/11/63	300 bp — Monthly	(2,201)
	CMBX NA BBB-.6 Index	BBB-/P	49,761	331,000	42,037	5/11/63	300 bp — Monthly	7,918
	CMBX NA BBB-.6 Index	BBB-/P	51,568	339,000	43,053	5/11/63	300 bp — Monthly	8,712
	CMBX NA BBB-.6 Index	BBB-/P	51,616	419,000	53,213	5/11/63	300 bp — Monthly	(1,353)
	CMBX NA BBB-.6 Index	BBB-/P	57,618	450,000	57,150	5/11/63	300 bp — Monthly	731

Upfront premium received			3,738,032		Unrealized appreciation			414,173

Upfront premium (paid)			(23)		Unrealized (depreciation)			(334,254)

	Total		$3,738,009				Total	$79,919
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2019. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/19 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(148)	$20,000	$110	1/17/47	(200 bp) — Monthly	$(266)
	CMBX NA BB.11 Index	(29,281)	226,000	28,702	11/18/54	(500 bp) — Monthly	(704)
	CMBX NA BB.9 Index	(31,776)	226,000	31,437	9/17/58	(500 bp) — Monthly	(465)
	CMBX NA BB.9 Index	(24,647)	160,000	22,256	9/17/58	(500 bp) — Monthly	(2,547)
	CMBX NA BB.9 Index	(24,758)	160,000	22,256	9/17/58	(500 bp) — Monthly	(2,658)
	CMBX NA BB.9 Index	(24,481)	159,000	22,117	9/17/58	(500 bp) — Monthly	(2,519)
	CMBX NA BB.9 Index	(19,629)	151,000	21,004	9/17/58	(500 bp) — Monthly	1,228
	CMBX NA BB.9 Index	(20,298)	151,000	21,004	9/17/58	(500 bp) — Monthly	580
	CMBX NA BB.9 Index	(12,524)	80,000	11,128	9/17/58	(500 bp) — Monthly	(1,474)
	Credit Suisse International
	CMBX NA BB.10 Index	(20,948)	157,000	18,400	11/17/59	(500 bp) — Monthly	(2,700)
	CMBX NA BB.10 Index	(18,670)	157,000	18,400	11/17/59	(500 bp) — Monthly	(422)
	CMBX NA BB.10 Index	(10,317)	83,000	9,728	11/17/59	(500 bp) — Monthly	(670)
	CMBX NA BB.7 Index	(7,696)	436,000	101,544	5/11/63	(500 bp) — Monthly	93,425
	CMBX NA BB.7 Index	(91,784)	558,000	66,346	1/17/47	(500 bp) — Monthly	(25,980)
	CMBX NA BB.7 Index	(68,990)	374,000	44,469	1/17/47	(500 bp) — Monthly	(24,885)
	CMBX NA BB.9 Index	(34,798)	218,000	30,324	9/17/58	(500 bp) — Monthly	(4,686)
	CMBX NA BB.9 Index	(12,740)	83,000	11,545	9/17/58	(500 bp) — Monthly	(1,275)
	CMBX NA BB.9 Index	(11,971)	79,000	10,989	9/17/58	(500 bp) — Monthly	(1,059)
	CMBX NA BB.9 Index	(10,317)	67,000	9,320	9/17/58	(500 bp) — Monthly	(1,063)
	CMBX NA BB.9 Index	(6,256)	40,000	5,564	9/17/58	(500 bp) — Monthly	(731)
	Goldman Sachs International
	CMBX NA BB.6 Index	(43,273)	423,000	98,517	5/11/63	(500 bp) — Monthly	54,833
	CMBX NA BB.7 Index	(20,581)	136,000	16,170	1/17/47	(500 bp) — Monthly	(4,542)
	CMBX NA BB.6 Index	(11,542)	79,000	18,399	5/11/63	(500 bp) — Monthly	6,780
	CMBX NA BB.7 Index	(108,429)	534,000	63,493	1/17/47	(500 bp) — Monthly	(45,455)
	CMBX NA BB.7 Index	(34,659)	205,000	24,375	1/17/47	(500 bp) — Monthly	(10,484)
	CMBX NA BB.7 Index	(26,051)	159,000	18,905	1/17/47	(500 bp) — Monthly	(7,301)
	CMBX NA BB.9 Index	(799)	5,000	696	9/17/58	(500 bp) — Monthly	(108)
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	(23,053)	159,000	37,031	5/11/63	(500 bp) — Monthly	13,823
	CMBX NA BB.6 Index	(18,697)	130,000	30,277	5/11/63	(500 bp) — Monthly	11,453
	CMBX NA BB.6 Index	(13,694)	103,000	23,989	5/11/63	(500 bp) — Monthly	10,195
	CMBX NA BB.6 Index	(11,389)	81,000	18,865	5/11/63	(500 bp) — Monthly	7,397
	CMBX NA BB.7 Index	(90,230)	713,000	84,776	1/17/47	(500 bp) — Monthly	(6,147)
	CMBX NA BB.9 Index	(307)	2,000	278	9/17/58	(500 bp) — Monthly	(30)
	CMBX NA BBB-.7 Index	(28,002)	738,000	34,022	1/17/47	(300 bp) — Monthly	5,589
	Merrill Lynch International
	CMBX NA BB.10 Index	(8,915)	75,000	8,790	11/17/59	(500 bp) — Monthly	(167)
	CMBX NA BB.7 Index	(38,860)	224,000	26,634	1/17/47	(500 bp) — Monthly	(12,444)
	CMBX NA BB.9 Index	(25,025)	160,000	22,256	9/17/58	(500 bp) — Monthly	(2,925)
	CMBX NA BB.9 Index	(9,818)	75,000	10,433	9/17/58	(500 bp) — Monthly	541
	CMBX NA BBB-.7 Index	(11,964)	146,000	6,731	1/17/47	(300 bp) — Monthly	(5,319)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(22,314)	219,000	10,096	1/17/47	(300 bp) — Monthly	(12,346)
	CMBX NA BB.7 Index	(37,602)	195,000	23,186	1/17/47	(500 bp) — Monthly	(14,606)
	CMBX NA BB.9 Index	(3,158)	21,000	2,921	9/17/58	(500 bp) — Monthly	(258)

Upfront premium received		—			Unrealized appreciation		205,844

Upfront premium (paid)		(1,070,391)			Unrealized (depreciation)		(196,236)

	Total	$(1,070,391)				Total	$9,608
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2019 through March 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $235,936,222.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/19
Short-term investments
	Putnam Short Term Investment Fund*	$30,294,386	$21,303,312	$19,355,785	$180,268	$32,241,913

	Total Short-term investments	$30,294,386	$21,303,312	$19,355,785	$180,268	$32,241,913
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $647,797.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $2,863,711.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $944,743.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $43,180,056 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to hedge treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal to hedge term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and to gain exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to gain liquid exposure to individual names, to hedge market risk and to gain exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $3,027,475 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,863,711 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$4,151,000	$—
Corporate bonds and notes	—	70,086,943	—
Mortgage-backed securities	—	87,902,125	—
Purchased options outstanding	—	54,604	—
Purchased swap options outstanding	—	12,081,050	—
U.S. government and agency mortgage obligations	—	83,590,932	—
Short-term investments	32,346,913	5,160,509	—

Totals by level	$32,346,913	$263,027,163	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$1,156,848	$—	$—
Written options outstanding	—	(32,988)	—
Written swap options outstanding	—	(10,875,824)	—
Forward premium swap option contracts	—	(892,070)	—
TBA sale commitments	—	(1,990,781)	—
Interest rate swap contracts	—	(50,316)	—
Total return swap contracts	—	61,536	—
Credit default contracts	—	(2,578,091)	—

Totals by level	$1,156,848	$(16,358,534)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$1,080,235	$3,658,326
Interest rate contracts	16,177,958	14,675,118

Total	$17,258,193	$18,333,444

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$36,000,000
Purchased swap option contracts (contract amount)	$629,200,000
Written TBA commitment option contracts (contract amount)	$48,000,000
Written swap option contracts (contract amount)	$507,400,000
Futures contracts (number of contracts)	600
Centrally cleared interest rate swap contracts (notional)	$364,400,000
OTC total return swap contracts (notional)	$26,400,000
Centrally cleared total return swap contracts (notional)	$5,400,000
OTC credit default contracts (notional)	$52,600,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com